Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Current assets:
Cash and cash equivalents	$ 19,745,656	$ 1,048	$ 21,659,962
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	47,718,025	2,532	49,015,934
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	204,706,296	10,863	216,226,920
Related parties	1,273,140	68	1,263,605
Derivative financial instruments	6,825,760	362	5,287,548
Inventories, net	41,102,012	2,181	40,305,362
Other current assets, net	9,473,434	503	15,296,193
Total current assets	330,844,323	17,557	349,055,524
Non-current assets:
Property, plant and equipment, net	639,343,370	33,926	640,000,720
Intangibles, net	125,169,389	6,642	122,137,703
Goodwill	152,899,801	8,113	145,566,497
Investments in associated companies	2,474,193	131	3,132,707
Deferred income taxes	106,167,897	5,634	111,186,768
Accounts receivable, subscriber, distributors and contract assets, net	15,139,442	803	15,681,872
Other assets, net	41,892,019	2,223	42,461,601
Right of use assets	118,003,223	6,262	0
Total assets	1,531,933,657	81,291	1,429,223,392
Current liabilities:
Short-term debt and current portion of long-term debt	129,172,033	6,854	96,230,634
Short-term liability related to right-of-use of assets	25,894,711	1,374
Accounts payable	216,112,824	11,468	221,957,267
Accrued liabilities	52,371,252	2,779	56,433,691
Income tax	33,026,606	1,752	19,232,191
Other taxes payable	24,373,400	1,293	23,979,334
Derivative financial instruments	9,596,751	509	13,539,716
Related parties	3,460,419	184	2,974,213
Deferred revenues	31,391,749	1,666	32,743,843
Total current liabilities	525,399,745	27,879	467,090,889
Non-current-liabilities:
Long-term debt	495,082,444	26,271	542,691,819
Long-term liability related to right-of-use of assets	94,702,022	5,025
Deferred income taxes	18,093,041	960	24,573,441
Income tax			7,891,042
Deferred revenues	3,425,738	182	3,239,301
Derivative financial instruments	0		3,567,863
Asset retirement obligations	15,816,744	839	15,971,601
Employee benefits	152,507,058	8,093	118,325,014
Total non-current liabilities	779,627,047	41,370	716,260,081
Total liabilities	1,305,026,792	69,249	1,183,350,970
Equity:
Capital stock	96,338,262	5,112	96,338,378
Retained earnings:
Prior years	213,719,236	11,341	184,689,288
Profit for the year	67,730,891	3,594	52,566,197
Total retained earnings	281,450,127	14,935	237,255,485
Other comprehensive loss items	(199,878,430)	(10,605)	(137,598,218)
Equity attributable to equity holders of the parent	177,909,959	9,442	195,995,645
Non-controlling interests	48,996,906	2,600	49,876,777
Total equity	226,906,865	12,042	245,872,422
Total liabilities and equity	$ 1,531,933,657	$ 81,291	$ 1,429,223,392